SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating cash flow from operating lease	$ 113,152	$ 160,857
Right-of-use assets obtained in exchange for operating lease liabilities	$ 651,279	$ 608,147
Weighted average discount rate for operating lease	4.75%	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	2 years 9 months	9 months
Maximum [Member]
Remaining lease term for operating lease (years)	3 years 3 months	4 years 3 months